Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Purchase Price Allocation Schedule

December 1, 2016
Land	$874,616
Buildings and improvements and other	3,479,483
Development and capital improvements in progress	183,881
Undeveloped land	24,200
Investment in real estate joint venture	44,435
Cash and cash equivalents	34,292
Restricted cash	3,608
Other assets	94,899
Total assets acquired	4,739,414

Notes payable	(595,609)
Accrued expenses and other liabilities	(132,906)
Total liabilities assumed, including debt	(728,515)

Noncontrolling interests - consolidated real estate entity	(2,306)

Total purchase price	$4,008,593